CAPITAL STOCK (Details) - Capital stock - IDR (Rp) Rp in Billions	Dec. 31, 2022	Dec. 31, 2021
Share capital
Number of shares outstanding	99,062,216,600	99,062,216,600
Percentage of ownership	100.00%	100.00%
Outstanding capital	Rp 4,953	Rp 4,953
Series A Dwiwarna Share
Share capital
Number of shares outstanding	1
Series A Dwiwarna Share | Government agencies
Share capital
Number of shares outstanding	1	1
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares
Share capital
Number of shares outstanding	99,062,216,559
Series B shares | Government agencies
Share capital
Number of shares outstanding	51,602,353,559	51,602,353,559
Percentage of ownership	52.09%	52.09%
Outstanding capital	Rp 2,580	Rp 2,580
Series B shares | The Bank of New York Mellon Corporation
Share capital
Number of shares outstanding	3,889,668,580	4,829,039,080
Percentage of ownership	3.93%	4.87%
Outstanding capital	Rp 194	Rp 241
Series B shares | Arya Mahendra Sinulingga
Share capital
Number of shares outstanding	87,500
Percentage of ownership	0.00%
Outstanding capital	Rp 0
Series B shares | Ririek Adriansyah
Share capital
Number of shares outstanding	1,156,955	1,156,955
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Budi Setyawan Wijaya
Share capital
Number of shares outstanding	275,000	275,000
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Afriwandi
Share capital
Number of shares outstanding	42,500	42,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Herlan Wijanarko
Share capital
Number of shares outstanding	42,500	42,500
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Heri Sunaryadi
Share capital
Number of shares outstanding	40,000	40,000
Percentage of ownership	0.00%	0.00%
Outstanding capital	Rp 0	Rp 0
Series B shares | Edi Witjara
Share capital
Number of shares outstanding		32,500
Percentage of ownership		0.00%
Outstanding capital		Rp 0
Series B shares | Public
Share capital
Number of shares outstanding	43,568,550,005	42,629,234,505
Percentage of ownership	43.98%	43.04%
Outstanding capital	Rp 2,179	Rp 2,132